Derivatives and Hedge Accounting - Maturity derivatives designated in fair value hedging (Detail) - Derivatives [member] - Fair value hedges [member] - Interest rate risk [member] € in Millions	Dec. 31, 2018 EUR (€)
Interest rate swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	49,331
Interest rate swaps [member] | Less than 1 month [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	467
Interest rate swaps [member] | 1-3 months [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	511
Interest rate swaps [member] | 3-12 months [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	869
Interest rate swaps [member] | More than 1 year but less than 2 years [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	13,531
Interest rate swaps [member] | More than 2 years but less than 3 years [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	8,826
Interest rate swaps [member] | More than 3 years but less than 4 years [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	6,806
Interest rate swaps [member] | 4 to 5 years [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	8,337
Interest rate swaps [member] | Over 5 Years [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	9,983
Other interest rate derivatives [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	(1,148)
Other interest rate derivatives [member] | Less than 1 month [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	(11)
Other interest rate derivatives [member] | 1-3 months [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	(53)
Other interest rate derivatives [member] | 3-12 months [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	(101)
Other interest rate derivatives [member] | More than 1 year but less than 2 years [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	(55)
Other interest rate derivatives [member] | More than 2 years but less than 3 years [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	(228)
Other interest rate derivatives [member] | More than 3 years but less than 4 years [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	(325)
Other interest rate derivatives [member] | 4 to 5 years [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	(325)
Other interest rate derivatives [member] | Over 5 Years [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	(51)